UNAUDITED BALANCE SHEET - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 26, 2021	Jan. 28, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Total current assets	$ 111,017,000					$ 5,477,721			$ 11,156,377
Total assets	124,852,000					14,206,550			20,835,028
Current liabilities:
Total current liabilities	4,481,000					1,844,353			1,684,207
Value of mezzanine equity						109,182,457			29,096,116
Stockholders' Deficit
Common stock, $0.0001 par value; 38,500,000 and 31,718,068 shares authorized; 7,558,601 and 7,213,730 shares issued and outstanding as of December 31, 2020 and 2019, respectively	1,000					756			721
Accumulated deficit	(390,981,000)					(105,312,000)			(16,196,476)
Total stockholders' equity	(390,980,000)	$ (336,330,000)				(105,310,611)	$ (22,373,000)	$ (19,437,000)	(16,195,000)	$ (4,042,369)
Total liabilities, mezzanine equity and stockholders' equity	124,852,000					$ 14,206,550			$ 20,835,028
Decarbonization Plus Acquisition Corporation Iii
Current Assets:
Cash	0	0
Short term prepaid insurance	560,596	560,596
Total current assets	560,596	560,596
Cash equivalents held in Trust Account	350,010,686	350,005,400
Long term prepaid insurance	270,315	411,616
Total assets	350,841,597	350,977,612
Current liabilities:
Accounts payable	3,389,025	625,004
Franchise tax payable	133,699	83,288
Total current liabilities	3,522,723	708,292
Warrant liabilities	39,429,306	48,166,668
Deferred underwriting fee payable	12,250,000	12,250,000
Total liabilities	55,202,030	61,124,960
Commitments and Contingencies
Value of mezzanine equity	350,000,000	350,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	131
Accumulated deficit	(54,361,439)	(60,148,223)	$ (36,933,492)	$ (37,101,115)
Total stockholders' equity	(54,360,433)	(60,147,348)	$ (36,992,486)	$ (37,100,109)	$ 0
Total liabilities, mezzanine equity and stockholders' equity	350,841,597	350,977,612
Decarbonization Plus Acquisition Corporation Iii | Class A Common Stock
Stockholders' Deficit
Common stock, $0.0001 par value; 38,500,000 and 31,718,068 shares authorized; 7,558,601 and 7,213,730 shares issued and outstanding as of December 31, 2020 and 2019, respectively	0
Decarbonization Plus Acquisition Corporation Iii | Class B Common Stock
Stockholders' Deficit
Common stock, $0.0001 par value; 38,500,000 and 31,718,068 shares authorized; 7,558,601 and 7,213,730 shares issued and outstanding as of December 31, 2020 and 2019, respectively	$ 875	$ 875